Differences Between Financial Statements and Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets and Change in Net Assets Available for Benefits

The following is a reconciliation of the net assets available for benefits per the financial statements to the Plan’s Form 5500:

	December 31,
(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$35,054,224	$31,066,612
Adjustment from contract value to fair value of certain Galliard Stable Value Fund assets	(15,902)	(49,536)
Amounts allocated to withdrawing participants and other	(882)	(2,152)
Net assets available for benefits per the Form 5500	$35,037,440	$31,014,924

The following is a reconciliation of the changes in net assets available for benefits per the financial statements to the Plan’s Form 5500:

(in thousands)	December 31, 2025
Net increase in net assets available for benefits per the financial statements	$3,987,612
Net change in fair value adjustment of certain Galliard Stable Value Fund assets	33,634
Net change in amounts allocated to withdrawing participants and other	1,270
Net income per the Form 5500	$4,022,516